Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2012 Class A	Dec. 31, 2011 Class A	Dec. 31, 2012 Class B	Dec. 31, 2011 Class B
Current liabilities of VIEs without recourse to the primary beneficiaries	$ 75,405,314	469,782,646		514,723,988
Non-current Liabilities VIEs without recourse to the primary beneficiaries	$ 4,688,806	29,211,730		10,828,587
Ordinary shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, shares issued					29,671,195	29,671,195	212,376,660	201,238,020
Ordinary shares, shares outstanding					29,671,195	29,671,195	212,376,660	201,238,020